CONVERTIBLE NOTES PAYABLE - JMJ (Details) - USD ($)	Sep. 30, 2015	Apr. 28, 2015	Jan. 16, 2015	Dec. 15, 2014
CONVERTIBLE NOTES PAYABLE - JMJ
Company issued a convertible promissory note in the principal amount to JMJ Financial		$ 27,778		$ 55,556
Net proceeds of the JMJ Note after original issue discount				$ 50,000
JMJ note bears interest at a rate per annum		12.00%
Original issue discount on JMJ note		$ 2,778
JMJ note is convertible after 180 days at a conversion price equal to a percentage of the lowest trading price during the twenty trading days prior to the date		60.00%		60.00%
JMJ may provide company with additional loans on the same terms pursuant to which JMJ would receive notes			$ 250,000
JMJ converted an amount of principal into shares of common stock.	$ 34,464
JMJ converted note into an aggregate number of shares of common stock.	9,400,000